Fair value measurement - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedge reserve
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Losses recognized in Other comprehensive income/(loss)	€ 8	€ 41
Effect of change in exchange rates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Losses recognized in Other comprehensive income/(loss)	230	0
Remeasurement of the fair value of financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Losses recognized in Other comprehensive income/(loss)	79	0
Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	17,391	17,321
Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	4,274	3,901
Level 3 | Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	233	387
Level 1 | Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	17,073	16,841
Level 2 | Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	318	480
Level 2 | Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 4,041	€ 3,510